Accounts Receivable and Other	12 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2017	2016
Trade accounts receivable, gross	$509,250	$530,010

Reserves for sales deductions:
Chargebacks	(112,071)	(126,729)
Other sales deductions	(109,411)	(97,328)
Customer rebates	(83,472)	(67,188)
Allowance for doubtful accounts	(372)	(154)
Trade accounts receivable, net	$203,924	$238,611

b.	Other receivables and prepaid expenses:

	March 31,
	2017	2016
Deferred income taxes	$132,064	$212,222
Government authorities	112,301	41,449
Prepaid expenses	8,824	9,817
Interest receivable	5,266	3,514
Advances to suppliers	3,410	3,108
Due from related parties	2,927	475
Other	1,488	139
	$266,280	$270,724